SUBSIDIARY PUBLIC ISSUERS - Income statement (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenues	[1]	$ 3,971	$ 3,797	$ 2,772
Net income (loss)	[1]	80	583	4
Brookfield Renewable
Disclosure of subsidiaries [line items]
Revenues		0	0	0
Net income (loss)		10	62	(4)
BRP Equity
Disclosure of subsidiaries [line items]
Revenues		0	0	0
Net income (loss)		0	7	10
Finco
Disclosure of subsidiaries [line items]
Revenues		0	0	0
Net income (loss)		(4)	(1)	(1)
Holding Entities
Disclosure of subsidiaries [line items]
Revenues		2	0	0
Net income (loss)		(156)	(25)	(435)
Other Subsidiaries
Disclosure of subsidiaries [line items]
Revenues		3,970	3,798	2,772
Net income (loss)		1,997	1,485	584
Consolidating adjustments
Disclosure of subsidiaries [line items]
Revenues		(1)	(1)	0
Net income (loss)		$ (1,767)	$ (945)	$ (150)

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).